Fair Value (Details) - USD ($)	Jun. 30, 2024	May 02, 2024	Dec. 31, 2023
Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities		$ 700,000
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities			$ 0
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 56,011,000		60,683,000
Total financial liabilities	0
Recurring fair value measurement | Level 1 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0
Recurring fair value measurement | Level 1 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	56,011,000		60,683,000
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0		0
Total financial liabilities	572,000
Recurring fair value measurement | Level 2 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	572,000
Recurring fair value measurement | Level 2 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0		0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0		0
Total financial liabilities	0
Recurring fair value measurement | Level 3 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0
Recurring fair value measurement | Level 3 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 0		$ 0